Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Inventories

	2019 € m	2018 € m
Raw materials	1,142	1,149
Work-in-progress (i)	128	109
Finished goods	1,472	1,803
Total inventories at the lower of cost and net realisable value	2,742	3,061

(i)
Work-in-progress
includes
€
2 million (2018:
€
3 million) in respect of the cumulative costs incurred, net of amounts transferred to cost of sales under percentage-of-completion
accounting, for construction contracts in progress at the balance sheet date.